Derivative Instruments - Interest Rate Swap/Caps (Details) - Interest Rate Swap $ in Millions	3 Months Ended
Mar. 31, 2025 USD ($)
Fair Value of Derivative Instruments
Weighted Average Fixed Leg (Pay) Interest Rate	2.32%
Weighted Average Remaining Term	4 years
Designated as Hedging Instrument
Fair Value of Derivative Instruments
Notional Amount (in millions)	$ 1,566.3